Other Financial Liabilities - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Secured liabilities	$ 0	$ 0
Undrawn line of credits	140,143,000	146,268,500
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	1,931,705,893	1,585,140,233
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	1,866,198,159	1,941,481,412
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 127,771,152	$ 247,030,075